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                            SMITH BARNEY MUNI FUNDS
                               on behalf of the
                              New York Portfolio
                                 (the "fund")

                        Supplement dated July 31, 2002
                                      to
                        Prospectus dated July 29, 2002

   The fund's transfer agent and shareholder servicing agent, Travelers Bank & Trust, fsb will not be changing its name to Citicorp Trust Bank, fsb on August 1, 2002.

FD02616